Equity-Accounted Joint Ventures - Investments in and Advances to Equity Accounted Investees (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)	Mar. 01, 2024	Dec. 31, 2023 USD ($)	Dec. 31, 2023 vessel	Dec. 31, 2023 terminal	Dec. 31, 2023 lease	Dec. 31, 2017	Dec. 01, 2015
Schedule of Equity Method Investments [Line Items]
Number of vessels						42		10
Number of terminals | terminal							1
Finance lease, liability | $		$ 1,697,080			$ 1,661,992
Number of lessors | lease								19
Financial Information of Joint Ventures	A summary of the Company's investments in and advances to equity-accounted joint ventures are as follows:

		As at December 31, 2023			As at December 31,
Name	Ownership Percentage	# of Delivered Vessels	LNG Terminal	Newbuildings on order (ix)	2023 $	2022 $
Angola Joint Venture (i)	33%	4	—	—	121,935	124,592
Bahrain LNG Joint Venture (ii)	30%	—	1	—	90,298	92,655
Exmar LPG Joint Venture (iii)	50%	18	—	8	160,158	130,073
MALT Joint Venture (iv)	52%	6	—	—	292,545	279,561
Pan Union LNG Joint Venture (v)	20%-30%	4	—	—	88,651	86,842
RasGas III Joint Venture (vi)	40%	4	—	—	130,124	125,701
Yamal LNG Joint Venture (vii)	50%	6	—	—	430,120	407,732
Other	50%	—	—	—	8	8
		42	1	8	1,313,839	1,247,164
Less credit loss provision					(2,100)	(2,900)
Investments in and advances to equity-accounted joint ventures, net					1,311,739	1,244,264

number of newbuildings on order						5
Corporate Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	100.00%
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $		1,244,264			1,311,739
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
number of newbuildings on order						8
Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	33.00%
Number of vessels						4
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $		124,592			121,935
number of newbuildings on order						0
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%								30.00%	30.00%
Number of vessels						0
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $		92,655			90,298
Interest accrued on advances | $		15,100			20,600
number of newbuildings on order						0
Bahrain LNG Joint Venture | Corporate Joint Venture
Schedule of Equity Method Investments [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $					73,400
Interest Income, Other | $	$ 5,500	5,100	$ 4,800
Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%			50.00%
Number of vessels						18
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $		130,073			160,158
Carrying value of guarantee liability | $		$ 700			900
number of newbuildings on order		2				2
MALT Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	52.00%
Number of vessels						6
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $		$ 279,561			292,545
Carrying value of guarantee liability | $		100			300
number of newbuildings on order						0
Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels						4
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $		86,842			88,651
number of newbuildings on order						0
RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	40.00%
Number of vessels						4
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $		125,701			130,124
number of newbuildings on order						0
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Number of vessels						6
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $		407,732			430,120
Carrying value of guarantee liability | $		500			400
number of newbuildings on order						0
Dan-Unity CO2 A/S
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Number of vessels						0
Number of terminals | terminal							0
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $		$ 8			8
number of newbuildings on order						0
Building | Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal							0
Building | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal							1
Building | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal							0
Building | MALT Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal							0
Building | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal							0
Building | RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal							0
Building | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal							0
LNG Carriers [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels		9				9		9
LNG Carriers [Member] | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels						6
LPG Carriers [Member] | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
number of newbuildings on order						8
Minimum | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	20.00%
Maximum | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7) | $		$ 1,247,164			1,313,839
Financial Information of Joint Ventures	The following tables present aggregated summarized financial information reflecting a 100% ownership interest in the Company’s equity method investments and excluding the impact from purchase price adjustments arising from the acquisition of Exmar LPG Joint Venture, the Excalibur Joint Venture and the Pan Union LNG Joint Venture. The results include the Angola Joint Venture, the Bahrain LNG Joint Venture, the Excalibur Joint Venture (until its sale in September 2022), the Exmar LPG Joint Venture, the MALT Joint Venture, the Pan Union LNG Joint Venture, the RasGas III Joint Venture and the Yamal LNG Joint Venture and exclude the recognition of the other-than-temporary impairment of the Company's investment of the MALT Joint Venture (2022) and the Excalibur Joint Venture (2021), and the subsequent amortization of the basis differences caused by these impairments.

	December 31, 2023 $	December 31, 2022 $
Cash and restricted cash – current	593,510	396,578
Other assets – current	270,807	291,723
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	2,543,897	2,530,838
Net investments in direct financing and sales-type leases – non-current	4,067,526	4,173,688
Other assets – non-current	328,061	435,325
Current portion of long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	636,559	1,152,742
Other liabilities – current	259,353	160,915
Long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	4,019,421	3,671,995
Other liabilities – non-current	87,824	162,893

	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $
Voyage revenues	1,041,655	998,412	990,703
Income from vessel operations	604,979	589,595	572,985
Realized and unrealized gain on non-designated derivative instruments:
Bahrain LNG Joint Venture	5,080	80,359	22,376
Other equity-accounted joint ventures	302	31,418	4,367
Net income	323,562	494,999	342,068

Loans Receivable
Schedule of Equity Method Investments [Line Items]
Financing Receivable, Allowance for Credit Loss | $		$ (2,900)			$ (2,100)